Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Right-of-use assets
a.	Right-of-use assets

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$38,525.8	$37,437.1
Buildings	3,356.7	2,946.0
Machinery and equipment	2.9	-
Office equipment	28.6	41.6

	$41,914.0	$40,424.7

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions to right-of-use assets	$7,769.8	$12,610.7	$2,145.4

Depreciation of right-of-use assets
Land	$1,825.7	$2,119.8	$2,459.1
Buildings	707.9	928.7	976.1
Machinery and equipment	0.5	0.9	0.4
Office equipment	22.1	23.6	23.4

	$2,556.2	$3,073.0	$3,459.0

Lease liabilities

b.	Lease liabilities

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)
Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$2,603.5	$2,810.6
Noncurrent portion	29,764.1	28,681.8

	$32,367.6	$31,492.4

Ranges of discount rates for lease liabilities
Ranges of discount rates for lease liabilities are as follows:

	December 31, 2022	December 31, 2023

Land	0.39%-2.30%	0.39%-2.30%
Buildings	0.39%-5.63%	0.57%-6.52%
Machinery and equipment	0.71%	-
Office equipment	0.28%-4.71%	0.28%-7.13%

Other lease information
d.	Other lease information

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Expenses relating to short-term leases	$5,250.3	$4,731.1	$1,215.1

Total cash outflow for leases	$7,510.8	$7,618.3	$4,916.9